UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    STANFIELD CAPITAL PARTNERS LLC
Address: 430 PARK AVENUE
         NEW YORK, NEW YORK 10022

13F File Number: 28-11184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  CAROLYN A. MILLER
Title: SENIOR COMPLIANCE OFFICER
Phone: 212-891-9600

Signature,                               Place,             and Date of Signing:

/s/ Carolyn A. Miller                     NEW YORK, NY          MAY 15, 2006
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 17

Form 13F Information Table Value Total: $198.839

List of Other Included Managers: N/A

                               TITLE OF                                   SHARES/   SH/  PUT/  INVSTMT  OTHER     VOTING AUTHORITY
    NAME OF ISSUER              CLASS          CUSIP         VALUE        PRN AMT   PRN  CALL  DSCRETN MANAGERS  SOLE  SHARED  NONE
-----------------------        --------      ---------      --------      -------   ---  ----  ------- --------  ----  ------  ----
CMS Energy Corp.               COM           125896100  $     1,036,000     80,000  Sh          Sole    No       Sole
Continental Airls Inc.         Put           210795958  $        56,250    (25,000)      PUT    Sole    No       Sole
First Avenue Networks, Inc     COM           31865X106  $    20,703,500  2,350,000  Sh          Sole    No       Sole
Globix Corporation             COM           37957F200  $     3,226,850  1,173,400  Sh          Sole    No       Sole
Grey Wolf Inc.                 COM           397888108  $     4,836,000    650,000  Sh          Sole    No       Sole
Huntsman LLC                   COM           447011107  $     3,777,010    195,700  Sh          Sole    No       Sole
IDT                            COM           448947309  $       131,434     11,873  Sh          Sole    No       Sole
Loral Space & Communications
 Ltd.                          COM           543881106  $     6,770,625    235,500  Sh          Sole    No       Sole
MeadWestvaco Corporation       COM           583334107  $     4,096,500    150,000  Sh          Sole    No       Sole
Mirant Corporation             COM           60467R100  $    62,722,500  2,508,900  Sh          Sole    No       Sole
Mirant Corporation             *W EXP
                               01/03/201     60467R118  $     2,818,260    276,300  Sh          Sole    No       Sole
NRG Energy Inc.                COM NEW       629377508  $     4,861,150     107500  Sh          Sole    No       Sole
NRG Energy Inc.                PFD CONV MAND 629377870  $    23,875,000    100,000  Sh          Sole    No       Sole
Owens Illinois                 COM NEW       690768403  $     2,605,500    150,000  Sh          Sole    No       Sole
RCN Corporation                COM           749361200  $    12,911,150    498,500  Sh          Sole    No       Sole
Suncor Energy Inc              COM           867229956  $     4,481,500     50,000  Sh          Sole    No       Sole
United Air Lines, Inc.         COM NEW       902549807  $    39,930,000  1,000,000  Sh          Sole    No       Sole
Total                                                   $   198,839,229